AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 98.7%
Communication Services - 11.2%
Auto Trader Group PLC (United Kingdom)[1]	2,177,840	$15,812,077
Boa Vista Servicos, S.A. (Brazil)*	1,680,900	4,343,001
giftee, Inc. (Japan)*,2	226,300	8,181,813
HUYA, Inc., ADR (China)*,2	621,303	14,880,207
IPSOS (France)	220,545	5,513,677
Kakaku.com, Inc. (Japan)	477,000	12,575,583
Karnov Group AB (Sweden)	938,342	5,636,734
Megacable Holdings SAB de CV (Mexico)	957,446	2,772,551
Modern Times Group MTG AB, Class B (Sweden)*,2	534,867	7,485,521
Nordic Entertainment Group AB, Class B (Sweden)*	641,704	27,199,075

Total Communication Services		104,400,239
Consumer Discretionary - 6.7%
ABC-Mart, Inc. (Japan)	89,249	4,646,860
Afya, Ltd., Class A (Brazil)*,2	214,900	5,853,876
CIE Automotive, S.A. (Spain)	416,278	7,854,707
Dalata Hotel Group PLC (Ireland)	2,292,521	6,647,056
Knaus Tabbert AG (Germany)*	43,100	3,158,305
momo.com, Inc. (Taiwan)	358,600	8,728,913
Sushiro Global Holdings, Ltd. (Japan)	889,804	22,631,580
Trainline PLC (United Kingdom)*,1	621,489	2,898,620

Total Consumer Discretionary		62,419,917
Consumer Staples - 5.9%
Kobe Bussan Co., Ltd. (Japan)	531,949	29,295,048
Pola Orbis Holdings, Inc. (Japan)	290,900	5,485,012
Sugi Holdings Co., Ltd. (Japan)	187,597	13,263,827
Viscofan, S.A. (Spain)	100,641	6,714,041

Total Consumer Staples		54,757,928
Energy - 0.6%
Gaztransport Et Technigaz, S.A. (France)	56,635	5,400,895
Financials - 15.8%
Aruhi Corp. (Japan)	593,047	10,487,751
Challenger, Ltd. (Australia)	3,258,110	9,066,626
doValue S.P.A. (Italy)*,1,2	612,600	6,083,552
FinecoBank Banca Fineco S.P.A. (Italy)*	2,238,013	30,825,947
St James's Place PLC (United Kingdom)	1,887,700	22,709,885
Steadfast Group, Ltd. (Australia)	8,216,083	19,101,057
Tamburi Investment Partners S.P.A. (Italy)	800,615	5,304,234
Topdanmark A/S (Denmark)	571,711	27,673,628
Zenkoku Hosho Co., Ltd. (Japan)	412,809	16,313,939

Total Financials		147,566,619
	Shares	Value
Health Care - 12.2%
Amplifon S.P.A. (Italy)*	541,995	$19,382,072
As One Corp. (Japan)	71,700	10,272,286
Ascom Holding AG (Switzerland)*	372,234	5,159,061
Mani, Inc. (Japan)	423,733	11,578,973
MedPeer, Inc. (Japan)*	212,300	9,859,478
MorphoSys AG (Germany)*	121,353	15,356,042
Nippon Shinyaku Co., Ltd. (Japan)	124,600	10,258,803
Orpea (France)*	157,048	17,843,399
UDG Healthcare PLC (Ireland)	1,456,840	14,491,240

Total Health Care		114,201,354
Industrials - 21.6%
A-Living Services Co., Ltd., Class H (China)[1]	2,451,000	12,539,808
Befesa, S.A. (Luxembourg)[1]	278,661	11,179,819
BEST, Inc., ADR (China)*,2	1,456,115	4,368,345
Bodycote PLC (United Kingdom)	1,027,539	7,695,695
Electrocomponents PLC (United Kingdom)	2,666,451	24,441,334
en-japan, Inc. (Japan)	534,969	13,538,115
Harmonic Drive Systems, Inc. (Japan)	203,649	13,132,313
Howden Joinery Group PLC (United Kingdom)	1,225,463	9,327,167
Interpump Group S.P.A. (Italy)	318,557	11,813,560
Intrum AB (Sweden)[2]	745,495	18,269,583
IPH, Ltd. (Australia)	2,696,040	13,968,527
Irish Continental Group PLC (Ireland)	921,203	3,355,200
LISI (France)*	15,552	309,250
Melrose Industries PLC (United Kingdom)*	8,675,622	12,864,768
Palfinger AG (Austria)	81,629	2,250,903
Polypipe Group PLC (United Kingdom)*	2,195,305	12,247,679
Prosegur Cia de Seguridad, S.A. (Spain)	5,870,404	14,074,220
Stabilus, S.A. (Luxembourg)	166,711	9,759,223
VAT Group AG (Switzerland)[1]	32,581	6,215,005

Total Industrials		201,350,514
Information Technology - 19.4%
Accton Technology Corp. (Taiwan)	1,387,200	10,732,328
Barco, N.V. (Belgium)	688,139	14,439,662
Brockhaus Capital Management AG (Germany)*,1	66,800	2,349,603
Chinasoft International, Ltd. (China)	11,773,800	8,596,646
Datalogic S.P.A. (Italy)[2]	246,662	3,439,189
Disco Corp. (Japan)	35,660	8,719,042
Douzone Bizon Co., Ltd. (South Korea)	86,800	7,734,921
Elecom Co., Ltd. (Japan)	264,838	13,018,159
Global Dominion Access, S.A. (Spain)[1]	511,465	2,086,853
Horiba, Ltd. (Japan)	130,148	6,806,930

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 19.4% (continued)
Iriso Electronics Co., Ltd. (Japan)	142,540	$5,795,563
Keywords Studios PLC (Ireland)[2]	700,071	19,656,694
Link Administration Holdings, Ltd. (Australia)	4,281,656	11,562,471
Nemetschek SE (Germany)	83,832	6,127,424
Pexip Holding A.S.A. (Norway)*	427,508	3,812,627
Pushpay Holdings, Ltd. (New Zealand)*	390,004	2,283,366
SimCorp A/S (Denmark)	55,535	7,285,317
Solutions 30 SE (Luxembourg)*,2	559,900	11,753,347
Systena Corp. (Japan)	696,300	12,145,757
Tokai Carbon Korea Co., Ltd. (South Korea)	55,100	4,483,843
Tri Chemical Laboratories, Inc. (Japan)	108,200	12,628,820
Yeahka, Ltd. (China)*	993,600	6,199,833

Total Information Technology		181,658,395
Real Estate - 3.1%
Katitas Co., Ltd. (Japan)	668,052	18,983,900
Real Matters, Inc. (Canada)*	44,700	871,139
Safestore Holdings PLC, REIT (United Kingdom)	939,000	9,430,522

Total Real Estate		29,285,561
Utilities - 2.2%
Rubis SCA (France)	508,730	20,367,967

Total Common Stocks (Cost $805,350,659)		921,409,389

	Principal Amount
Short-Term Investments - 5.7%
Joint Repurchase Agreements - 4.9%[3]
Amherst Pierpont Securities LLC, dated 09/30/20, due 10/01/20, 0.130% total to be received $2,320,499 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.594%, 09/01/29 - 02/20/69, totaling $2,366,901)	$2,320,491	2,320,491
Cantor Fitzgerald Securities, Inc., dated 09/30/20, due 10/01/20, 0.100% total to be received $4,487,576 (collateralized by various U.S. Government Agency Obligations, 0.415% - 9.000%, 10/25/20 - 06/20/69, totaling $4,577,315)	4,487,564	4,487,564
Citadel Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $4,135,869 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/08/20 - 08/15/50, totaling $4,218,590)	4,135,855	4,135,855
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $10,090,430 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $10,292,217)	$10,090,408	$10,090,408
Industrial and Commercial Bank of China Financial Services LLC, dated 09/30/20, due 10/01/20, 0.090% total to be received $1,580,680 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/01/20 - 09/01/50, totaling $1,612,290)	1,580,676	1,580,676
Mirae Asset Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.130% total to be received $3,118,743 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.875%, 02/15/21 - 07/20/70, totaling $3,181,118)	3,118,732	3,118,732
Palafox Trading LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $1,757,299 (collateralized by various U.S. Treasuries, 1.125% - 1.375%, 08/31/23 - 08/15/40, totaling $1,792,445)	1,757,293	1,757,293
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $10,987,379 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $11,207,102)	10,987,355	10,987,355
South Street Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $2,120,652 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 06/01/26 - 02/15/60, totaling $2,163,058)	2,120,645	2,120,645
State of Wisconsin Investment Board, dated 09/30/20, due 10/01/20, 0.210% total to be received $5,663,435 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/22 - 02/15/46, totaling $5,792,177)	5,663,402	5,663,402

Total Joint Repurchase Agreements		46,262,421

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[4]	2,413,307	$2,413,307
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[4]	2,413,308	2,413,308
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[4]	2,486,438	2,486,438

Total Other Investment Companies		7,313,053

Total Short-Term Investments (Cost $53,575,474)		53,575,474
Value

Total Investments - 104.4% (Cost $858,926,133)	$974,984,863
Other Assets, less Liabilities - (4.4)%	(40,864,629)
Net Assets - 100.0%	$934,120,234

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $59,165,337 or 6.3% of net assets.
[2]	Some of these securities, amounting to $48,970,995 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$4,677,595	$196,672,919	—	$201,350,514
Information Technology	26,376,516	155,281,879	—	181,658,395
Financials	6,083,552	141,483,067	—	147,566,619
Health Care	—	114,201,354	—	114,201,354
Communication Services	49,194,834	55,205,405	—	104,400,239
Consumer Discretionary	9,012,181	53,407,736	—	62,419,917
Consumer Staples	6,714,041	48,043,887	—	54,757,928
Real Estate	871,139	28,414,422	—	29,285,561
Utilities	—	20,367,967	—	20,367,967
Energy	—	5,400,895	—	5,400,895
Short-Term Investments
Joint Repurchase Agreements	—	46,262,421	—	46,262,421
Other Investment Companies	7,313,053	—	—	7,313,053
Total Investments in Securities	$110,242,911	$864,741,952	—	$974,984,863

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Australia	5.8
Austria	0.2
Belgium	1.6
Brazil	1.1
Canada	0.1
China	5.1
Denmark	3.8
France	5.4
Germany	2.9
Ireland	4.8
Italy	8.3
Japan	29.3
Luxembourg	3.6
Mexico	0.3
New Zealand	0.3
Norway	0.4
South Korea	1.3
Spain	3.3
Sweden	6.4
Switzerland	1.2
Taiwan	2.1
United Kingdom	12.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$48,970,995	$46,262,421	$5,928,618	$52,191,039
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.125%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.